FINANCIAL EXPENSE (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL LOSS (INCOME) [Abstract]
Interest income on short-term deposits	$ (39)	$ (3)	$ (32)
Interest and realized gain on marketable securities		(2)	(208)
Foreign currency adjustments gains and other	(33)	(15)	(462)
Revaluation of warrants related to share purchase agreement		(1,637)	(1,072)
Financial income	(72)	(1,657)	(1,774)
Bank and interest expenses	31	19	36
Foreign currency adjustments losses		3	473
Revaluation of warrants related to share purchase agreement	635
Issuance cost derived from warrants related to share purchase agreement			244
Interest on convertible debenture	288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	1,574
Others		251	79
Financial expenses	2,501	273	832
Total financial loss (income)	$ 2,429	$ (1,384)	$ (942)